As filed via EDGAR with the Securities and Exchange Commission on November 4, 2011
File No. 333-45959
ICA No. 811-08649

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 21	☑
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 23
E.I.I. REALTY SECURITIES TRUST
(Exact Name of Registrant as Specified in Charter)
640 Fifth Avenue, 8th Floor
New York, New York 10019
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 667-0974
Richard J. Adler
European Investors Incorporated
640 Fifth Avenue, 8th Floor
New York, New York 10019
(Name and Address of Agent for Service)
Copies to:
Susan J. Penry-Williams, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036
     Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective.
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on this 4th day of November, 2011.
E.I.I. REALTY SECURITIES TRUST
(Registrant)

By:	/s/ Richard J. Adler Richard J. Adler, Chief Executive Officer and President
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of October, 2011.

SIGNATURE	TITLE

/s/ Richard J. Adler Richard J. Adler	Chief Executive Officer and President

/s/ Michael J. Meagher Michael J. Meagher	Chief Compliance Officer and Treasurer

/s/ Warren K. Greene Warren K. Greene	Chairman of the Board and Trustee

/s/ Joseph Gyourko Joseph Gyourko	Trustee

/s/ Juan M. Meyer Juan M. Meyer	Trustee

/s/ Christian A. Lange Christian A. Lange	Trustee

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase